Cover Page - USD ($)	12 Months Ended
	Dec. 31, 2025	Mar. 02, 2026	Jun. 30, 2025
Cover [Abstract]
Document Type	10-K
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Entity File Number	0-23636
Entity Registrant Name	HAWTHORN BANCSHARES, INC.
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	43-1626350
Entity Address, Address Line One	132 East High Street, Box 688
Entity Address, City or Town	Jefferson City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65102
City Area Code	573
Local Phone Number	761-6100
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	HWBK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Entity Shell Company	false
Entity Public Float			$ 125,737,993
Entity Common Stock, Shares Outstanding		6,901,810
Documents Incorporated by Reference
DOCUMENTS INCORPORATED BY REFERENCE
Portions of the following documents are incorporated by reference into Parts I, II, III and IV of this report: (1) 2025 Annual Report to Shareholders, attached hereto as Exhibit 13 and (2) definitive Proxy Statement for the 2026 Annual Meeting of Shareholders to be filed with the Commission pursuant to Regulation 14A.

Entity Central Index Key	0000893847
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false